United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated InterContinental Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Shares	Value in U.S. Dollars

		COMMON STOCKS--98.7%
		Austria--5.9%
221,110		Erste Bank Der Oesterreichischen Sparkassen AG	$12,772,320
172,700		OMV AG	12,470,221
52,700		Oesterreichische Elektrizitaetswirtschafts AG	3,889,501
32,900		Raiffeisen International Bank	4,195,112
420,490		Telekom Austria AG	9,532,811
104,100		Voest – alpine Stahl AG	6,520,338
15,500		Vienna Insurance Group	1,294,802
74,000		Wienerberger Baustoffindustrie AG	3,547,871
		TOTAL	54,222,976
		Belgium--6.0%
14,000		Bekaert NV	1,844,569
156,000		Belgacom	7,470,116
69,000		CMB SA	5,120,077
85,500		Delhaize-Le Lion	6,486,864
170,000		Dexia	3,993,981
292,000		Fortis	6,432,762
121,510		InBev	10,945,408
37,000		KBC Groupe	4,635,182
100,000		Omega Pharma SA	4,724,547
23,500		Solvay SA	2,945,763
		TOTAL	54,599,269
		Brazil--6.2%
40,450	[1]	Aracruz Cellulose SA, ADR	2,930,198
75,400	[2]	Banco Bradesco SA, ADR	2,366,806
80,600		Banco Itau SA, ADR	2,042,404
125,800		Cia de Concessoes Rodoviarias	2,146,136
190,100	[1]	Companhia Energetica de Minas Gerais, ADR	3,617,603
152,400	[1,2]	Companhia Siderurgica Nacional SA, ADR	5,698,236
230,620		Companhia Vale Do Rio Doce, ADR	8,034,801
8,000		Companhia de Bebidas das Americas (AmBev), ADR	651,840
25,400	[1]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,189,990
56,200	[2]	Gerdau SA, ADR	1,841,674
37,140	[1]	Petroleo Brasileiro SA, ADR, Common	4,358,008
86,600	[1]	Petroleo Brasileiro SA, ADR, Preference	8,480,738
383,000		Sadia SA Industria e Comercio, Preference	2,165,147
59,000		Souza Cruz SA	1,717,563
41,800		Tractebel Energia SA	515,363
53,200		Unibanco Uniao de Bancos Brasileiros SA, GDR	7,214,984
26,400		Usinas Siderurgicas de Minas Gerais SA	1,529,892
		TOTAL	56,501,383
		France--13.3%
102,577		AXA, SA, ADR	3,458,767
72,100		AXA-UAP, ADR	2,426,886
62,788		BNP Paribas SA	5,640,273
8,100		CNP Assurances	891,081
50,000		Cap Gemini SA	2,745,375
29,000		Casino Guichard-Perrachon et Cie SA	3,290,138
57,000		Christian Dior	6,218,397
53,500		Compagnie de Saint – Gobain SA	4,206,717
84,825		Credit Agricole SA	2,306,471
40,000	[1]	EDF Energies Nouvelles SA	2,491,627
17,000		Electricite De France	1,588,012
429,300		France Telecommunications	14,425,270
17,800		Imerys SA	1,489,645
15,600		L'Oreal SA	1,848,474
32,200		Lafarge SA	5,565,883
50,000		Lagardere S.C.A.	3,941,235
9,950		Michelin, Class B	980,033
12,500		PPR SA	1,708,095
24,900		PSA Peugeot Citroen	1,893,855
268,820	[2]	PagesJaunes SA	5,011,825
33,900		Renault SA	3,617,204
54,850		Sanofi-Aventis, ADR	2,034,387
72,000		Scor SE	1,635,555
38,500		Societe BIC SA	2,436,556
48,000		Suez SA	3,048,317
40,000	[1]	Technip SA	3,251,934
76,800		Television Francaise 1 SA	1,818,995
83,040		Total SA, Class B	6,270,478
113,950		Total SA, Class B, ADR	8,590,690
38,900	[2]	Valeo SA	1,470,225
145,910		Vinci SA	10,061,316
128,050		Vivendi SA	5,056,310
		TOTAL	121,420,026
		Germany, Federal Republic of—13.9%
32,548		Allianz SE	5,709,111
65,604		Altana AG	1,510,487
64,300		BASF AE	8,143,623
63,900		Bayer AG, ADR	4,865,621
80,100		Bayerische Motoren Werke AG	4,384,749
77,200		Celesio AG	4,412,660
75,800		Commerzbank AG, Frankfurt	2,265,481
23,300		Continental AG	2,271,508
164,500		Daimler AG	13,684,755
101,980		Deutsche Bank AG	11,335,328
212,340		Deutsche Post AG	7,010,139
671,520		Deutsche Telekom AG, ADR	12,757,261
51,850	[2]	Douglas Hldg AG	2,735,044
27,580		E.On AG	5,182,502
8,340		Hochtief AG	910,069
18,350		MAN AG	2,375,833
13,794		Metro AG	1,152,981
107,936		RWE AG	13,019,248
42,000		SAP AG	1,999,883
5,396		Salzgitter AG	944,618
39,700		Siemens AG	5,067,455
26,000		Siemens AG, ADR	3,319,160
116,000	[2]	Suedzucker AG	2,518,437
198,800	[2]	TUI AG	4,763,358
18,230		ThyssenKrupp AG	1,045,979
15,590		Volkswagen AG	3,542,128
		TOTAL	126,927,418
		Hungary--1.9%
9,900		Gedeon Richter Rt	2,137,180
52,000		MOL Magyar Olaj-es Gazipari RT	7,079,854
366,300		Magyar Telekom Telecommunications PLC	1,768,570
160,000		OTP Bank RT	6,447,486
		TOTAL	17,433,090
		Italy—11.8%
250,000		Alleanza Assicurazioni SpA	3,206,450
194,000		Assicurazioni Generali SpA	8,327,039
720,000	[2]	Banca Carige SpA	2,809,375
360,000	[2]	Banca Monte dei Paschi di Siena SpA	1,626,114
50,000		Benetton Group SpA	659,958
241,000		Bulgari SpA	2,672,966
100,000		ENI SpA	3,457,294
1,085,830		Enel SpA	11,690,241
211,000		Fiat SpA	4,428,168
461,500		Finmeccanica SpA	14,183,178
1,917,064		Intesa Sanpaolo SpA	12,840,993
254,120	[2]	Luxottica Group SpA	6,991,442
2,450,000		Pirelli & Co. SpA	2,413,051
250,000		Saipem SpA	10,185,591
985,000		Snam Rete Gas SpA	6,839,086
51,900		Telecom Italia SpA, ADR	1,293,348
1,964,970		Unicredit SpA	14,416,810
		TOTAL	108,041,104
		Japan--1.4%
64,600		Honda Motor Co. Ltd.	1,973,041
10,400		Keyence Corp.	2,415,504
110,000		Mitsubishi Estate Co. Ltd.	2,674,192
5,300		Nintendo Corp. Ltd.	2,631,536
405,100		Taiyo Nippon Sanso Corp.	3,619,319
		TOTAL	13,313,592
		Korea, Republic of--11.5%
250,000		Asiana Airlines	1,872,351
57,000		Cheil Industries, Inc.	2,555,247
7,200		Daelim Industrial Co. Ltd.	1,120,210
22,400		Dongbu Insurance Co. Ltd.	888,421
78,986	[1]	Hanjin Heavy Industries & Construction Co. Ltd.	4,831,322
73,200		Hanjin Shipping Co.	2,773,285
9,300		Hyundai Heavy	3,681,284
50,000		Hyundai Motor Co. Ltd.	3,503,296
300,000	[2]	KT Corp., ADR	7,287,000
84,500		KT Freetel	2,206,989
149,000		Kia Motors Corp.	1,526,581
150,700	[2]	Kookmin Bank, ADR	9,227,361
546,330		Korea Electric Power Corp., ADR	9,456,972
17,500		LS Cable Ltd.	1,652,981
22,994		LG Chem Ltd.	1,920,247
88,500		LG Electronics, Inc.	9,506,058
56,700	[1]	LG Philips LCD Co. Ltd.	2,691,353
80,250	[2]	POSCO, ADR	10,857,825
92,000		Pusan Bank	1,218,538
17,312		SK Corp.	3,075,060
18,950		SK Telecom Co. Ltd., ADR	424,480
25,600		Samsung Corp.	1,560,095
81,500		Samsung Electro-Mechanics Co.	3,754,546
20,850		Samsung Electronics Co.	12,240,273
47,800		Samsung SDI Co. Ltd.	3,333,375
39,950		Shinhan Financial Group Co. Ltd.	2,153,928
		TOTAL	105,319,078
		Norway--7.1%
325,320		Aker Kvaerner ASA	7,754,677
316,100		Den Norske Bank ASA	4,622,143
66,000	[2]	Frontline Ltd.	3,012,164
13,200	[1]	Independent Tankers Corp.	0
666,600		Norsk Hydro ASA	9,434,339
624,840		Orkla ASA	7,755,708
33,000	[1]	Petroleum Geo-Services ASA	791,433
426,043		StatoilHydro ASA	13,039,681
509,452		Storebrand ASA	3,944,015
256,600		Telenor ASA	5,260,122
161,800		Yara International ASA	9,027,097
		TOTAL	64,641,379
		Poland--6.7%
123,840		Bank Pekao SA	9,286,854
95,000		Bank Przemyslowo-Handlowy PBK SA	3,486,980
32,000		Bank Rozwoju Eksportu SA	5,677,808
90,500		Bank Zachodni WBK SA	6,676,836
216,400		KGHM Polska Miedz SA	10,127,922
24,200	[1]	PBG SA	3,295,354
3,016,140		Polskie Gornictwo Naftowe I Gazownictwo SA	5,705,700
614,900		Powszechna Kasa Oszczednosci	11,018,370
90,400		Prokom	4,796,036
140,000		Telekomunikacja Polska SA	1,309,070
		TOTAL	61,380,930
		Taiwan, Republic of China--5.2%
420,000		Advantech Co. Ltd.	976,577
1,037,600		Asia Cement Corp.	1,724,258
765,000		Asustek Computer, Inc.	2,104,154
1,150,000		Cathay Financial Holding Co. Ltd.	2,927,856
4,214,760	[1]	China Development Financial Holding Corp.	1,736,486
2,325,825		Compal Electronics Inc.	2,094,389
2,391,860	[1]	First Financial Holding Co. Ltd.	2,166,272
534,000		Formosa Chemical and Fibers Corp.	1,313,033
688,000		Formosa Plastic Corp.	1,865,121
1,167,320		Hon Hai Precision Industry Co. Ltd.	6,943,014
1,181,000		Hua Nan Financial Holdings Co. Ltd.	935,258
1,929,000		Mega Financial Holding Co. Ltd.	1,377,727
932,000		Nan Ya Plastic	2,200,481
1,700,000		Powerchip Semiconductor Corp.	682,030
340,000		President Chain Store Corp.	1,156,275
1,132,340		Quanta Computer Inc.	1,494,344
950,000		Siliconware Precision Industries Co.	1,544,852
934,094		Taiwan Cellular Corp.	1,562,109
660,540		Taiwan Cement Corp.	1,151,489
4,120,287		Taiwan Semiconductor Manufacturing Co.	8,055,229
450,000		Tripod Technology Corp.	1,546,002
3,970,928		United Microelectronics Corp.	2,317,021
		TOTAL	47,873,977
		Turkey--2.0%
700,000		Akbank T.A.S.	3,736,074
97,000		Tupras Turkiye Petrol Rafinerileri AS	2,454,389
340,000		Turkcell Iletisim Hizmetleri AS	3,416,801
710,000		Turkiye Garanti Bankasi AS	4,222,312
960,000		Turkiye Is Bankasi (Isbank), Class C	4,418,482
		TOTAL	18,248,058
		United Kingdom—5.8%
58,100		AstraZeneca PLC, ADR	2,186,303
289,000		BAE Systems PLC	2,750,328
144,400		BHP Billiton PLC	4,655,105
381,460		BP PLC	4,127,406
741,300		Centrica PLC	4,729,392
93,100		Daily Mail and General Trust, Class A	858,727
66,000		GlaxoSmithKline PLC, ADR	2,898,060
183,662		Man Group PLC	2,001,398
83,300		Next PLC	2,111,280
216,800		Prudential PLC	2,592,469
34,500		Rio Tinto PLC	3,865,913
7,675		Rio Tinto PLC, ADR	3,487,904
33,270		Royal Dutch Shell PLC, Class A, ADR	2,377,142
350,000		Sainsbury (J) PLC	2,445,119
166,300		Severn Trent PLC	4,665,498
46,200		Shire PLC, ADR	2,699,928
971,819		Vodafone Group PLC	3,118,967
61,512		Vodafone Group PLC, ADR	1,982,532
		TOTAL	53,553,471
		TOTAL COMMON STOCKS (IDENTIFIED COST $855,460,080)	903,475,751
		MUTUAL FUND—5.2%
47,544,309	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 3.57% (AT NET ASSET VALUE)	47,544,309
		TOTAL INVESTMENTS—103.9% (IDENTIFIED COST $903,004,389)[6]	951,020,060
		OTHER ASSETS AND LIABILITIES — NET— (3.9)%[7]	(35,861,624)
		TOTAL NET ASSETS—100%	$915,158,436

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 29, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$44,273,197	$47,544,309
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At February 29, 2007, the cost of investments for federal tax purposes was $903,004,389. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from changes in foreign currency exchange rates was $48,015,671. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $102,555,963 and net unrealized depreciation from investments for those securities having an excess of cost over value of $54,540,292.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$188,280,423
Level 2 – Other Significant Observable Inputs	762,739,637
Level 3 – Significant Unobservable Inputs	0
Total	$951,020,060

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008